Escrow Deposits - Schedule of Payments Related to Escrow Deposits (Details) - BRL (R$) R$ in Millions		Dec. 31, 2023	Dec. 31, 2022
Escrow Deposits
Labor claims		R$ 226	R$ 259
Tax contingencies
Income tax on Interest on Equity		33	31
PIS/Pasep and Cofins taxes	[1]	76	70
Donations and legacy tax (ITCD)		64	60
Urban property tax (IPTU)		106	96
Finsocial tax		46	44
Income and Social Contr. Tax on indemnity for employees’ ‘Anuênio’ benefit	[2]	319	305
Income tax withheld at source on inflationary income		9	9
Income tax and contribution tax effective rate	[3]	143	106
Others	[4]	115	123
Escrow deposits tax issues		911	844
Others
Regulatory		50	46
Third party		12	9
Customer relations		5	8
Court embargo		27	20
Others		12	21
Escrow deposits other		106	104
Long term escrow deposit		R$ 1,243	R$ 1,207

[1]	This refers to escrow deposits in the action challenging the constitutionality of inclusion of ICMS tax within the amount to which PIS/Pasep and Cofins taxes are applied.
[2]	See more details in Note 25 - Provisions under the section relating to the ‘Anuênio indemnity’.
[3]	Court escrow deposit in the proceedings challenging charging of corporate income tax and the Social Contribution tax on payments of Interest on Equity and application of the Social Contribution tax to cultural and artistic donations and sponsorship, expenses on punitive fines, and taxes with enforceability suspended.
[4]	Includes escrow deposits from legal actions related to INSS and PIS/Pasep and Cofins taxes.